Award Timing Disclosure	12 Months Ended
Apr. 30, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Practices on Timing of Equity Awards

The Committee generally grants annual equity awards to the NEOs in the first quarter of the fiscal year during a scheduled open trading window. We do not currently grant stock options. The Committee does not take into account material nonpublic information when determining the timing and terms of grants of equity awards to the NEOs and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Committee generally grants annual equity awards to the NEOs in the first quarter of the fiscal year during a scheduled open trading window.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take into account material nonpublic information when determining the timing and terms of grants of equity awards to the NEOs and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false